Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transactions [Line Items]
Hardware amount		$ 8,663